Directors and Key Management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Short-term employee benefits	€ 3.3	€ 2.0	€ 2.1
Share-based payment expense	6.3	1.4	0.9
Termination benefits	0.1	0.4	0.0
Non-Executive Director fees	0.4	0.3	0.2
Total Directors' and executive officers' compensation	€ 10.1	€ 4.1	€ 3.2